UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers Realty Income Fund, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 96.9%
DIVERSIFIED 6.6%
American Assets Trust	459,300	$10,472,040
Select Income REIT (a)	245,143	5,535,329
Vornado Realty Trust	634,126	53,393,409
		69,400,778
HEALTH CARE 10.0%
HCP	1,047,598	41,338,217
Healthcare Realty Trust	120,039	2,640,858
Senior Housing Properties Trust	820,075	18,082,654
Ventas	747,891	42,704,576
		104,766,305
HOTEL 7.2%
Hersha Hospitality Trust	982,120	5,362,375
Host Hotels & Resorts	1,600,399	26,278,552
Hyatt Hotels Corp., Class A (a)	490,202	20,941,429
Pebblebrook Hotel Trust	333,774	7,536,617
RLJ Lodging Trust	290,978	5,420,920
Starwood Hotels & Resorts Worldwide	179,928	10,149,739
		75,689,632
INDUSTRIAL 5.4%
First Industrial Realty Trust (a)	591,461	7,304,543
Prologis	1,378,931	49,669,095
		56,973,638

1

	Number of Shares	Value
OFFICE 13.2%
Alexandria Real Estate Equities	209,211	$15,299,600
BioMed Realty Trust	282,224	5,356,611
Boston Properties	299,286	31,422,037
Brookfield Office Properties (Canada)	596,807	10,414,282
Douglas Emmett	341,081	7,780,058
Hudson Pacific Properties	450,736	6,819,636
Kilroy Realty Corp.	392,306	18,285,383
Liberty Property Trust	148,045	5,288,167
Mack-Cali Realty Corp.	266,433	7,678,599
SL Green Realty Corp.	377,952	29,310,178
		137,654,551
OFFICE/INDUSTRIAL 0.1%
PS Business Parks	8,000	524,320
RESIDENTIAL 19.7%
APARTMENT 18.7%
American Campus Communities	174,647	7,810,214
Apartment Investment & Management Co.	866,372	22,880,884
Associated Estates Realty Corp.	441,953	7,221,512
AvalonBay Communities	201,171	28,435,521
BRE Properties	112,952	5,709,724
Education Realty Trust	915,515	9,924,183
Equity Residential	1,066,819	66,804,206
Essex Property Trust	114,213	17,304,412
Mid-America Apartment Communities	153,814	10,310,152
Post Properties	41,955	1,966,011
UDR	649,913	17,359,176
		195,725,995
MANUFACTURED HOME 1.0%
Equity Lifestyle Properties	148,728	10,372,290
TOTAL RESIDENTIAL		206,098,285

2

	Number of Shares	Value
SELF STORAGE 6.2%
CubeSmart	1,049,097	$12,484,254
Extra Space Storage	187,502	5,398,183
Public Storage	281,129	38,843,594
Sovran Self Storage	156,009	7,773,928
		64,499,959
SHOPPING CENTER 25.8%
COMMUNITY CENTER 8.6%
Acadia Realty Trust	445,595	10,043,711
DDR Corp.	348,973	5,095,006
Federal Realty Investment Trust	265,161	25,664,933
Kimco Realty Corp.	659,081	12,693,900
Ramco-Gershenson Properties Trust	392,263	4,793,454
Regency Centers Corp.	469,541	20,885,184
Tanger Factory Outlet Centers	345,220	10,263,391
		89,439,579
REGIONAL MALL 17.2%
General Growth Properties	1,815,978	30,853,466
Simon Property Group	881,040	128,349,907
Taubman Centers	283,482	20,680,012
		179,883,385
TOTAL SHOPPING CENTER		269,322,964
SPECIALTY 2.7%
Digital Realty Trust	245,700	18,174,429
DuPont Fabros Technology	421,315	10,301,152
		28,475,581
TOTAL COMMON STOCK (Identified cost—$807,075,236)		1,013,406,013

3

		Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE—REAL ESTATE 0.7%
DIVERSIFIED 0.3%
Forest City Enterprises, 7.375%, Class A		60,000	$1,483,800
Lexington Realty Trust, 7.55%, Series D		59,250	1,454,587
			2,938,387
HOTEL 0.2%
Pebblebrook Hotel Trust, 7.875%, Series A		60,000	1,554,000
SHOPPING CENTER—REGIONAL MALL 0.2%
CBL & Associates Properties, 7.375%, Series D		99,992	2,499,800
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$6,024,382)			6,992,187
SHORT-TERM INVESTMENTS 2.1%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(b)		11,000,194	11,000,194
Federated Government Obligations Fund, 0.01%(b)		11,000,157	11,000,157
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$22,000,351)			22,000,351

TOTAL INVESTMENTS (Identified cost—$835,099,969)	99.7%		1,042,398,551

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		3,148,268

NET ASSETS	100.0%		$1,045,546,819

Glossary of Portfolio Abbreviation
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven day yield of the fund.

4

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by Cohen & Steers Capital Management, Inc. (the advisor), pursuant to delegation by the Board of Directors, to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the advisor has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$1,013,406,013	$1,013,406,013	$—	$—
Preferred Securities - $25 Par Value	6,992,187	6,992,187	—	—
Money Market Funds	22,000,351	—	22,000,351	—
Total Investments	$1,042,398,551	$1,020,398,200	$22,000,351	$—

Note 2. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$835,099,969
Gross unrealized appreciation	$207,458,859
Gross unrealized depreciation	(160,277)
Net unrealized appreciation	$207,298,582

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: May 25, 2012